Earnings per equity share - Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2026 ₨ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 45.89	$ 0.49	₨ 45.01	₨ 44.33
Effect of potential equity shares for stock options outstanding | (per share)	0.14	0.01	0.19	0.17
Diluted earnings per share | (per share)	45.75	0.48	44.82	44.16
Basic earnings per share | (per share)	137.67	1.47	135.02	132.99
Diluted earnings per share | (per share)	137.25	1.44	134.45	132.46
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 0.42	$ 0.03	₨ 0.57	₨ 0.53